Financial Instruments - Schedule of Analysis of Foreign Currency Risk from Financial Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 3,041	$ 3,489
Trade receivables	2,016	1,900
Unbilled revenues	654	562
Trade payables	(107)	(57)
Employee benefit obligations	(225)	(209)
Other liabilities	(1,078)	(978)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	490	368
Trade receivables	1,915	1,793
Unbilled revenues	581	560
Other assets	74	108
Trade payables	(85)	(50)
Accrued expenses	(244)	(231)
Employee benefit obligations	(153)	(144)
Other liabilities	(184)	(166)
Net assets / (liabilities)	2,394	2,238
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	197	206
Trade receivables	1,276	1,287
Unbilled revenues	356	376
Other assets	49	65
Trade payables	(42)	(18)
Accrued expenses	(166)	(147)
Employee benefit obligations	(88)	(86)
Other liabilities	(97)	(96)
Net assets / (liabilities)	1,485	1,587
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	33	20
Trade receivables	269	192
Unbilled revenues	98	68
Other assets	4	15
Trade payables	(12)	(5)
Accrued expenses	(29)	(33)
Employee benefit obligations	(13)	(13)
Other liabilities	(21)	(17)
Net assets / (liabilities)	329	227
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	23	6
Trade receivables	129	119
Unbilled revenues	46	50
Other assets	4	7
Trade payables	(17)	(2)
Accrued expenses	(17)	(22)
Employee benefit obligations	(4)	(3)
Other liabilities	(12)	(7)
Net assets / (liabilities)	152	148
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	54	28
Trade receivables	121	87
Unbilled revenues	24	19
Other assets	2	6
Trade payables	(5)	(1)
Accrued expenses	(9)	(6)
Employee benefit obligations	(28)	(23)
Other liabilities	(5)	(3)
Net assets / (liabilities)	154	107
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	183	108
Trade receivables	120	108
Unbilled revenues	57	47
Other assets	15	15
Trade payables	(9)	(24)
Accrued expenses	(23)	(23)
Employee benefit obligations	(20)	(19)
Other liabilities	(49)	(43)
Net assets / (liabilities)	$ 274	$ 169